Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2014	0	37,800,000
Beginning balance, value at Dec. 31, 2014	$ 0	$ 37,800	$ 33,800	$ (466,646)	$ (395,046)
Shares repurchased and cancelled, shares		(50,000)
Shares repurchased and cancelled, value		$ (50)	(950)		(1,000)
Shares issued to acquire assets, shares		250,000
Shares issued to acquire assets, value		$ 250	36,535		36,785
Net loss				(262,003)	(262,003)
Ending balance, shares at Dec. 31, 2015	0	38,000,000
Ending balance, value at Dec. 31, 2015	$ 0	$ 38,000	$ 69,385	(728,649)	$ (621,264)
Asset returned for cancellation of shares, shares returned		(250,000)
Asset returned for cancellation of shares, value		(250)	(32,857)		(33,107)
Net loss				(263,554)	$ (263,554)
Ending balance, shares at Dec. 31, 2016	0	37,750,000
Ending balance, value at Dec. 31, 2016	$ 0	$ 37,750	$ 36,528	$ (992,203)	(917,925)
Shares issued to acquire assets, value					84,000
Net loss					(136,353)
Ending balance, value at Jun. 30, 2017					$ (970,278)